Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Q2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue	$ 476	$ 223	$ 700	$ 447
Operating Expenses
Cost of sales	2,861	0	3,045	0
General and administrative	18,569	8,379	38,245	16,283
Sales and marketing	2,208	1,366	4,304	2,549
Research and development	6,068	1,764	12,321	3,433
Goodwill impairment	113,344	0	346,557	0
Total Operating Expenses	143,050	11,509	404,472	22,265
Loss from Operations	(142,574)	(11,286)	(403,772)	(21,818)
Non-operating (Expense) and Income
Interest expense, net	(2,647)	(43)	(4,185)	(448)
Change in fair value of financial liabilities	7,176	0	23,605	(478)
Equity method investment (loss) income	(1,924)	779	(8,680)	784
Realized gain on conversion of available for sale investment	0	0	1,507	0
Loss on conversion of promissory notes	0	0	0	(1,119)
Miscellaneous other expense	(64)	0	(43)	0
Total Non-operating (Expense) Income	(921)	(28)	5,204	2,978
Loss before income taxes	(143,495)	(11,314)	(398,568)	(18,840)
Income tax benefit	(2,220)	0	(3,619)	0
Net Loss	(141,275)	(11,314)	(394,949)	(18,840)
Less: net loss attributable to
Non-redeemable non-controlling interest	(57,048)	(4,026)	(167,725)	(6,333)
Net Loss Attributable to Innventure, Inc. Stockholders / Innventure LLC Unitholders	$ (84,227)	(7,288)	$ (227,224)	(12,507)
Basic loss per share (in usd per share)	$ (1.6)		$ (4.6)
Diluted loss per share (in usd per share)	$ (1.6)		$ (4.6)
Basic weighted average common shares (in shares)	52,546,491		49,417,092
Diluted weighted average common shares (in shares)	52,546,491		49,417,092
Other comprehensive income, net of taxes:
Unrealized gain (loss) on available for sale debt securities - related party	$ 189	0	$ (691)	0
Reclassification of realized gain on conversion of available for sale investments	0	0	(1,507)	0
Total other comprehensive income (loss), net of taxes	189	0	(2,198)	0
Total comprehensive loss, net of taxes	(141,086)	(11,314)	(397,147)	(18,840)
Less: comprehensive loss attributable to
Non-redeemable non-controlling interest	(57,048)	(4,026)	(167,725)	(6,333)
Net Comprehensive Loss Attributable to Innventure, Inc. Stockholders / Innventure LLC Unitholders	(84,038)	(7,288)	(229,422)	(12,507)
Nonrelated party
Non-operating (Expense) and Income
Net gain (loss) on investments	0	(790)	0	4,399
Loss on extinguishment of debt	(3,462)	0	(3,462)	0
Related party
Non-operating (Expense) and Income
Net gain (loss) on investments	0	26	0	(160)
Loss on extinguishment of debt	$ 0	$ 0	$ (3,538)	$ 0